Financial instruments related to commodity contracts - Market related risks (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Crude oil, petroleum products and freight rates activities | Trading & Shipping
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	400 days
Confidence level (as a percent)	97.50%	97.50%	97.50%
Period to exceed value-at-risk loss measure if exposure is unchanged	40 days
Value at risk	$ 21.0	$ 7.0	$ 7.0
Crude oil, petroleum products and freight rates activities | Trading & Shipping | High
Market related risk
Value at risk	28.0	21.0	28.0
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Low
Market related risk
Value at risk	9.0	5.0	4.0
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Average
Market related risk
Value at risk	$ 17.0	$ 12.0	$ 16.0
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables and Power
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	2 years
Confidence level (as a percent)	97.50%	97.50%	97.50%
Value at risk	$ 64.0	$ 10.0	$ 4.0
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables and Power | High
Market related risk
Value at risk	83.0	20.0	13.0
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables and Power | Low
Market related risk
Value at risk	10.0	3.0	3.0
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables and Power | Average
Market related risk
Value at risk	$ 20.0	$ 10.0	$ 6.0